UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments.

Ramius Hedged Alpha Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 31.5%
8,200,021	Fidelity Institutional Money Market Fund, 0.11%[1]	$8,200,021

Principal Amount
$13,385,621	UMB Money Market Fiduciary, 0.01%[1]	13,385,621

	TOTAL SHORT-TERM INVESTMENTS (Cost $21,585,642)	21,585,642

	TOTAL INVESTMENTS – 31.5% (Cost $21,585,642)	21,585,642
	Other Assets in Excess of Liabilities – 68.5%	47,040,423

	TOTAL NET ASSETS – 100.0%	$68,626,065

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Ramius Hedged Alpha Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

SWAP CONTRACTS

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Index	Notional Amount	Pay/Receive Total Return on Reference Index	Financing Rate[2]	Maturity Date	Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Credit Suisse	CSUSRAM1 Index	$14,118,711	Receive	1-Month USD-LIBOR plus 0.45%	8/5/2015	$-	$-
Deutsche Bank	DBRAHFSP Index	17,056,266	Receive	1-Month USD-LIBOR plus 0.25%	9/22/2015	-	-
Deutsche Bank	DBRAQLTY Index	17,482,282	Receive	1-Month USD-LIBOR plus 0.55%	8/3/2015	-	(239,538)
Deutsche Bank	DBRAVALL Index	16,273,888	Receive	1-Month USD-LIBOR plus 0.55%	8/3/2015	-	401,330
Goldman Sachs	GSCBRAM1 Index	11,155,269	Receive	1-Month USD-LIBOR plus 0.40%	2/9/2016	-	(442,098)
Goldman Sachs	GSISM22E Index	42,000,000	Receive	-	2/9/2016	-	240,227
Morgan Stanley	MSUSSFDT Index	22,118,403	Receive	1-Month USD-LIBOR plus 0.55%	4/5/2016	-	-
Societe Generale	SPBUYUT Index	18,021,107	Receive	1-Month USD-LIBOR plus 0.58%	6/3/2016	-	-
TOTAL RETURN SWAP CONTRACTS						$-	$(40,079)

[2]	Financing rate is based upon predetermined notional amounts.

See accompanying Notes to Schedule of Investments.

Ramius Hedged Alpha Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

FUTURES CONTRACTS

Short Contracts	Expiration Date	Number of Contracts	Value at Trade Date	Value at July 31, 2015	Unrealized Appreciation (Depreciation)

E-mini S&P 500	September 2015	(668)	$(69,323,429)	$(70,086,560)	$(763,131)
E-mini S&P 400 Midcap	September 2015	(113)	(17,249,181)	(16,942,090)	307,091
Mini Russell 2000	September 2015	(179)	(22,558,944)	(22,110,080)	448,864

TOTAL FUTURES CONTRACTS			$(109,131,554)	$(109,138,730)	$(7,176)

See accompanying Notes to Schedule of Investments.

Ramius Hedged Alpha Fund
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2015 (Unaudited)

Note 1 – Organization
Ramius Hedged Alpha Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective seeks to achieve positive returns over a market cycle while minimizing broad equity market risk. The Fund commenced investment operations on July 22, 2010, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Ramius Hedged Alpha Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2015 (Unaudited)

(b) Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(c) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d) Exchange-Traded Notes
Exchange-Traded Notes (“ETNs”) are debt securities that combine certain aspects of Exchange-Traded Funds (“ETFs”) and bonds. ETNs are not investment companies and thus are not regulated under the 1940 Act. ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

(e) Total Return Swap Contracts
The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Ramius Hedged Alpha Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2015 (Unaudited)

Note 3 – Federal Income Taxes
At July 31, 2015, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$21,585,642

Gross unrealized appreciation	$-
Gross unrealized depreciation	-

Net unrealized appreciation on investments	$-

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Ramius Hedged Alpha Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2015 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Short-Term Investments	$21,585,642	$-	$-	$21,585,642
Other Financial Instruments*
Futures Contracts	755,955	-	-	755,955
Total Return Swap Contracts	-	641,557	-	641,557
Total Assets	$22,341,597	$641,557	$-	$22,983,154

Liabilities
Other Financial Instruments*
Futures Contracts	$763,131	$-	$-	$763,131
Total Return Swap Contracts	-	681,636	-	681,636
Total Liabilities	$763,131	$681,636	$-	$1,444,767

*
Other financial instruments are derivative instruments such as futures contracts and swap contracts. Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	9/29/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	9/29/2015

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	9/29/2015